Retirement Benefits Activity (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Qualified Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Net Prior Service Cost or Credit, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year				$ 0.039
Aggregate expected contributions			$ 18,000,000
Company Contribution	$ 4,500,000		13,500,000	18,000,000	$ 20,400,000
SERP Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Gain (Loss)				0.016
Company Contribution				1,938,000	6,850,000
Other Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Aggregate expected contributions			400,000
Company Contribution	100,000		500,000	$ 488,000	$ 908,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Aggregate expected contributions			4,400,000
Company Contribution	$ 500,000		$ 3,000,000
Subsidiaries [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	1.00%	1.00%		4.00%
Subsidiaries [Member] | Scenario, Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent			4.00%
Subsidiaries [Member] | Qualified Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Net Prior Service Cost or Credit, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year				$ 1,600,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Gain (Loss)				20,500,000
Aggregate expected contributions				18,000,000
Subsidiaries [Member] | SERP Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Gain (Loss)				2,100,000
Aggregate expected contributions				4,400,000
Subsidiaries [Member] | Other Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Gain (Loss)				300,000
Aggregate expected contributions				$ 500,000